STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS

7. STOCK OPTIONS

As of September 30, 2023, the Board of Directors of the Company granted non-qualified stock options exercisable for a total of 904,177,778 shares of common stock to its officers, directors, and consultants.

The Company issued 684,000,000 stock options during the nine months ended September 30, 2023.

We recognized stock option compensation expense of $749,653 and $752,124 for the three months ended September 30, 2023 and 2022, respectively and $2,236,257 and $2,241,136 for the nine months ended September 30, 2023 and 2022, respectively. As of September 30, 2023, we had unrecognized stock option compensation expense totaling $2,006,577.

A summary of the Company’s stock options and warrants as of September 30, 2023, and changes during the nine months then ended is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value

Outstanding at December 31, 2022	854,177,778	$0.011	7.35
Granted	684,000,000	$0.001
Exercised	-	$-
Forfeited or expired	(634,000,000)	$0.009

Outstanding as of September 30, 2023	904,177,778	$0.004	6.76	$342,000

Exercisable as of September 30, 2023	591,788,887	$0.006	6.00	$200,667

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on the closing price of our common stock of $0.0011 as of September 30, 2023, which would have been received by the holders of in-the-money options and warrants had the holders exercised their options and warrants as of that date.

8. STOCK OPTIONS

As of December 31, 2022, the Board of Directors of the Company had granted non-qualified stock options exercisable for a total of 854,177,778 shares of common stock to its officers, directors, and consultants.

On October 19, 2020 and December 22, 2020, the Company issued a total of 210,000,000 non-qualified stock options to five officers, directors, and consultants exercisable for a period of five years from the date of issuance at exercise prices ranging from $0.0108 to $0.017 per share. Of these non-qualified options, 5,000,000 vest 1/24th per month over twenty- four months and 205,000,000 vest 1/36th per month over thirty-six months. These non-qualified stock options were valued by an independent valuation firm at $3,726,549 using a modified Black Scholes early exercise model and stock option compensation expense is recorded over the vesting period. A derivative liability and a decrease to additional paid-in capital were recorded for this amount.

On January 28, 2021, the Company issued a total of 20,000,000 non-qualified stock options to an employee and a consultant exercisable for a period of five years from the date of issuance at an exercise price of $0.05 per share. These options vest 1/36th per month over thirty-six months. These non-qualified stock options were valued by an independent valuation firm at $998,134 using a modified Black Scholes early exercise model and stock option compensation expense is recorded over the vesting period. A derivative liability and a decrease to additional paid-in capital were recorded for this amount.

On December 1, 2021, the Company issued a total of 504,000,000 non-qualified stock options to an officer exercisable for a period of ten years from the date of issuance at an exercise price of $0.0074 per share. These options vest 84,000,000 shares in month 6 and 14,000,000 shares per month in each of the 30 months thereafter. These non-qualified stock options were valued by an independent valuation firm at $3,727,046 using a modified Black Scholes early exercise model and stock option compensation expense is recorded over the vesting period. A derivative liability and a decrease to additional paid-in capital were recorded for this amount.

On February 8, 2022, the Company issued a total of 120,000,000 non-qualified stock options to an officer and a consultant exercisable for a period of ten years from the date of issuance at an exercise price of $0.0081 per share. These options vest 1/36th per month over thirty-six months. These non-qualified stock options were valued by an independent valuation firm at $545,462 using a modified Black Scholes early exercise model and stock option compensation expense is recorded over the vesting period. A derivative liability and a decrease to additional paid-in capital were recorded for this amount.

We recognized stock option compensation expense of $2,986,546 and $1,699,964 for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, we had unrecognized stock option compensation expense totaling $4,202,166.

A summary of the Company’s stock options as of December 31, 2022, and changes during the two years then ended is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value

Outstanding as of December 31, 2020	210,177,778	$0.018
Granted	524,000,000	$0.009
Exercised	-	$-
Forfeited or expired	-	$-

Outstanding as of December 31, 2021	734,177,778	$0.0012
Granted	120,000,000	$0.0081
Exercised	-	$-
Forfeited or expired	-	$-

Outstanding as of December 31, 2022	854,177,778	$0.011	7.35	$302,400

Exercisable as of December 31, 2022	379,538,904	$0.013	6.42	$109,200

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on the closing price of our common stock of $0.008 as of December 31, 2022, which would have been received by the holders of in-the-money options and warrants had the holders exercised their options and warrants as of that date.

The significant assumptions used in the valuation of the derivative liabilities recorded upon issuance of the February 2022 non-qualified stock options are as follows:

Expected life	4.31 to 5.77 years
Risk free interest rates	2.41% - 2.42%
Expected volatility	287.2% – 313.6%